Loans and Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Loans and Borrowings [Abstract]
Schedule of Loans and Borrowings
	As of December 31, 2023	As of December 31, 2022
	USD	USD
Current:
Guaranteed bank loans, current portion	716,916	332,722
Recourse liability	2,139,575	946,592
Lease liabilities, current	69,135	147,474
Total current loans and borrowings	2,925,626	1,426,788

Non-current:
Guaranteed bank loans, non-current portion	523,607	503,286
Convertible notes - liability component	-	736,129
Lease liabilities, non-current	15,187	71,895
Total non-current loans and borrowings	538,794	1,311,310

Total loans and borrowings	3,464,420	2,738,098

Schedule of Terms and Debt Repayment Schedule	i)Terms and debt repayment schedule
	Original Currency	Principal amount	Year of origination	Year of Maturity	Interest rate	Repayment method	2023	2022
					%		USD	USD
Guaranteed bank loan	SGD	400,000	2020	2025	2.75	Monthly repayment	116,071	173,958
Guaranteed bank loan	SGD	85,000	2019	2023	7	Monthly repayment	-	16,059
Guaranteed bank loan	SGD	185,000	2019	2024	10.88	Monthly repayment	31,692	61,664
Guaranteed bank loan	SGD	1,200,000	2020	2025	2.5	Monthly repayment	300,588	475,025
Guaranteed bank loan	SGD	300,000	2020	2025	3.75	Monthly repayment	64,859	109,302
Guaranteed bank loan	SGD	450,000	2023	2028	8.00	Monthly repayment	207,045	-
Guaranteed bank loan	SGD	300,000	2023	2026	7.75	Monthly repayment	187,864	-
Guaranteed bank loan	SGD	50,000	2023	2028	8.25	Monthly repayment	34,264	-
Guaranteed bank loan	SGD	100,000	2023	2028	8.28	Monthly repayment	67,450	-
Guaranteed bank loan	SGD	50,000	2023	2026	10.38	Monthly repayment	31,429	-
Guaranteed bank loan	SGD	300,000	N/A	2026	8.80	Monthly repayment	199,261	-
Recourse liability	SGD	N/A	N/A	N/A	4.8 – 5.3	Maturity upon 90-120 days	2,139,575	946,592
Convertible loan	SGD	1,000,000	2022	2024	8	Upon maturity date	-	736,129
Lease liabilities	SGD/MYR	N/A	2019-2022	2023-2026	2.99 - 8.21	Monthly Repayment	84,322	219,369
Total interest-bearing liabilities							3,464,420	2,738,098

Schedule of Convertible Loan	ii)Convertible loan
USD
Proceeds from issue of convertible loan	743,273
Transaction costs	–
Net proceeds	743,273
Amounts classified as equity	(7,587)
Accreted interest	1,576
Effect of movement in exchange rates	(1,133)
Carrying amount of liability at December 31, 2022	736,129
Conversion with Class A shares	(728,526)
Effect of movement in exchange rates	(7,603)
Carrying amount of liability at December 31, 2023	–

Schedule of Reconciliation of Movements of Liabilities to Cash Flows Arising from Financing Activities	iii)Reconciliation of movements of liabilities to cash flows arising from financing activities
	Guaranteed bank loans	Lease liabilities	Total
	USD	USD	USD
Balance at January 1, 2023	836,008	219,369	1,055,377
Changes from financing cash flows
Proceeds from guaranteed bank loans	931,862	–	931,862
Payment of guaranteed bank loans	(550,426)	–	(550,426)
Payment of lease liabilities	–	(178,040)	(178,040)
Interest paid – Note 16	(89,903)	–	(89,903)
Total changes from financing cash flows	291,533	(178,040)	113,493
Effect of changes in foreign exchange rates	23,079	1,955	25,034
Other changes	–	–	–
Liability-related
Recognition of lease liabilities	–	52,664	52,664
Derecognition of lease liabilities	–	(21,714)	(21,714)
Interest expense – Note 16	89,903	10,088	99,991
Total liability-related other changes	–	41,038	41,038
Balance at December 31, 2023	1,240,523	84,322	1,324,845

	Guaranteed bank loans	Convertible loan	Lease liabilities	Share capital/ premium	Equity component of convertible loan	Total
Balance at January 1, 2022	1,329,756	–	128,924	1,015,587	–	2,474,267
Changes from financing cash flows
Proceeds from issue of class A shares	–	–	–	212,450	–	212,450
Proceeds from issue of a convertible loan	–	735,686	–	–	7,587	743,273
Proceeds from guaranteed bank loans	1,603,768	–	–	–	–	1,603,768
Repayment of guaranteed bank loans	(2,091,971)	–	–	–	–	(2,091,971)
Interest paid – Note 15	(60,786)	–	–	–	–	(60,786)
Payment of lease liabilities	–	–	(133,382)	–	–	(133,382)
Total changes from financing cash flows	(548,989)	735,686	(133,382)	212,450	7,587	273,352
Effect of changes in foreign exchange rates	55,241	(1,133)	2,932	–	–	57,040
Other changes
Liability-related
Recognition of lease liabilities	–	–	208,615	–	–	208,615
Interest expense – Note 15	–	1,576	12,280	–	–	13,856
Total liability-related other changes	–	1,576	220,895	–	–	222,471
Balance at December 31, 2022	836,008	736,129	219,369	1,228,037	7,587	3,027,130
	Guaranteed bank loans	Lease liabilities	Total
	USD	USD	USD
Balance at January 1, 2021	1,540,375	261,275	1,801,650
Changes from financing cash flows
Proceeds from guaranteed bank loans	719,868	–	719,868
Payment of guaranteed bank loans	(897,813)	–	(897,813)
Payment of lease liabilities	–	(143,549)	(143,549)
Interest paid – Note 15	(55,810)	–	(55,810)
Total changes from financing cash flows	(233,755)	(143,549)	(377,304)
Effect of changes in foreign exchange rates	23,136	(4,963)	18,173
Other changes
Liability-related
Recognition of lease liabilities	–	6,953	6,953
Interest expense	–	9,208	9,208
Total liability-related other changes	–	16,161	16,161
Balance at December 31, 2021	1,329,756	128,924	1,458,680